Public Offering	5 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Public Offering
Public Offering

Note 3 —Public Offering

Pursuant to the Initial Public Offering and full exercise underwriter’s overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).

Note 3 —Public Offering

Pursuant to the Initial Public Offering and full exercise underwriter’s overallotment option, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share (see Note 7).